Omnibus Incentive Compensation Plan	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Omnibus Incentive Compensation Plan

13. Omnibus Incentive Compensation Plan

In January 2022, the board of directors adopted an amended and restated Compensation Plan (the “Plan”), to reserve for issuance a maximum number of 750,000 restricted common units. As a result, the total number of restricted common units reserved and issued is 1,045,000. On March 18, 2022, the Partnership awarded 743,800 unvested units to Employees and Non-Employees with a grant-date fair value of $15.18 per unit. Awards granted to certain Employees and Non-Employees would vest in three equal installments. One third of the units awarded, namely 247,933 units vested on December 31, 2022. On December 30, 2022, the Partnership awarded 1,969 unvested units with a grant-date fair value of $13.65 per unit. The units were fully vested on December 31, 2022.

The unvested units accrue distributions as declared and paid, which distributions are retained by the custodian of the Plan until the vesting date at which time they are payable to the grantee. As unvested unit grantees accrue distributions on awards that are expected to vest, such distributions are charged to Partners’ capital. As of December 31, 2022 the unvested units accrued $223 of distributions.

There were no forfeitures of awards during the years ended December 31, 2022 and 2021. The Partnership estimated the forfeitures of unvested units to be immaterial.

For the years ended December 31, 2022, 2021 and 2020 the equity compensation expense included in “General and administrative expenses” in the consolidated statements of comprehensive income was $3,790, $2,043 and $2,049, respectively. As of December 31, 2022 the total compensation cost relating to non-vested awards was $7,528 and is expected to be recognized over a period of two years. The Partnership uses the straight-line method to recognize the cost of the awards.

The following table contains details of our plan:

	Equity compensation plan
Unvested Units	Units	Amount
Unvested on January 1, 2021	412,916	4,637
Vested	(412,916)	(4,637)
Unvested on December 31, 2021	—	$—
Granted	745,769	11,318
Vested	(249,902)	(3,790)
Unvested on December 31, 2022	495,867	$7,528